Share-based payments - Summary of Employee Related Share Based Compensation Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expense	€ 25,519	€ 2,016	€ 338
Research And Development Expense [Member]
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expense	14,546	1,556	238
General And Administrative Expense [Member]
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expense	€ 10,973	€ 460	€ 100